Stock-Based Compensation	12 Months Ended
Jan. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
On May 25, 2016, our stockholders approved the Conn’s, Inc. 2016 Omnibus Incentive Plan ("2016 Plan") which had been approved previously by our Board of Directors on March 23, 2016, and which replaced our 2011 Omnibus Incentive Plan ("2011 Plan") and our Amended and Restated 2003 Incentive Stock Option Plan ("2003 Plan"). The 2016 Plan, as originally adopted, provided for 1,200,000 shares of Company common stock available for issuance. Shares subject to an award under the 2016 Plan, the 2011 Plan or the 2003 Plan that lapse, expire, are forfeited or terminated, or are settled in cash will again become available for future grant under the 2016 Plan. Shares will not become available for future grant under the 2016 Plan if delivered or withheld to pay withholding taxes or the exercise price of an option or repurchased on the open market with the proceeds of an option exercise. On May 31, 2017, our shareholders approved an amendment to the 2016 Plan authorizing an additional 1,400,000 shares of Company common stock for awards.
Our 2016 Plan is an equity-based compensation plan that allows for the grant of a variety of awards, including stock options, restricted stock awards ("RSAs"), restricted stock unit awards ("RSUs"), performance stock awards ("PSUs"), stock appreciation rights and performance and cash awards. Awards are generally granted once per year, with the amount and type of awards determined by the Compensation Committee of our Board of Directors (the "Committee"). Stock options and RSUs are subject to early termination provisions but generally vest over periods of one to five years from the date of grant. Stock options under the various plans are issued with exercise prices equal to the market value on the date of the grant and, typically, expire ten years after the date of grant. Generally, stock-based awards granted under the 2016 Plan will not become fully vested or exercisable prior to the one-year anniversary of the date of grant, except that this restriction will not apply to awards to the extent the aggregate number of shares subject to such awards do not exceed 5% of the total number of shares initially available under the 2016 Plan. This restriction also does not apply to the acceleration of vesting or exercisability upon or after a change in control of the Company or the right of the Committee to accelerate vesting or exercisability upon a participant’s termination of employment or service.
In the event of a change in control of the Company, as defined in the 2016 Plan, the Board of Directors may cause some or all outstanding awards to fully or partially vest, either upon the change in control or upon a subsequent termination of employment or service, and may provide that any applicable performance criteria be deemed satisfied at the target or any other level. The Board of Directors may also cause outstanding awards to terminate in exchange for a cash or stock payment or to be substituted or assumed by the surviving corporation.
We also continue to maintain the 2003 Non-Employee Director Stock Option Plan and 2011 Non-Employee Director Restricted Stock Plan.
As of January 31, 2018, shares authorized for future issuance were: 1,137,248 under the 2016 Plan; 120,000 under the 2003 Non-Employee Director Stock Option Plan; and 112,628 under the 2011 Non-Employee Director Restricted Stock Plan.
Stock-Based Compensation Expense. Total stock-based compensation expense, recognized primarily in SG&A, from stock-based compensation consisted of the following:

	Year Ended January 31,
(in thousands)	2018	2017	2016
Stock options	$236	$173	$331
RSUs	7,622	4,282	3,926
Employee stock purchase plan	220	329	354
Accelerated RSU expense charged to severance	602	217	—
	$8,680	$5,001	$4,611

During the years ended January 31, 2018, 2017, and 2016, we recognized tax benefits related to stock-based compensation of $1.7 million, $1.6 million, and $1.4 million, respectively. As of January 31, 2018, the total unrecognized compensation cost related to all unvested stock-based compensation awards was $17.1 million and is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of common stock and stock options vested during fiscal years 2018, 2017 and 2016 was $6.0 million, $1.9 million and $7.0 million, respectively, based on the market price at the vesting date.
Stock Options. No stock options were awarded during fiscal year 2018 or 2016. During fiscal year 2017, 100,000 stock options were awarded with a range of exercise prices between $12.65 and $25.30 per share. The stock options awarded vest in equal installments over a four-year period and expire 10 years from the date of grant. The fair values of the stock options at grant date ranged from $8.97 to $10.03. The fair values of the stock option awards were determined using the Black-Scholes option pricing model. The weighted-average assumptions for the option awards granted in fiscal year 2017 included expected volatility of 75.1%, an expected term of ten years and risk-free interest rate of 2.46%. No dividend yield was included in the weighted-average assumptions for the option awards granted in fiscal year 2017.
The following table summarizes the activity for outstanding stock options:

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding, January 31, 2017	508,645	$14.63
Exercised	(233,260)	$11.50
Forfeited and expired	(85,900)	$23.64
Outstanding, January 31, 2018	189,485	$14.39	5.5 years
Vested and expected to vest, January 31, 2018	189,485	$14.39	5.5 years
Exercisable, January 31, 2018	114,484	$11.38	3.4 years

During the years ended January 31, 2018, 2017 and 2016, the total intrinsic value of stock options exercised was $2.3 million, $1.0 million and $2.2 million, respectively. The aggregate intrinsic value of stock options outstanding, vested and expected to vest and exercisable at January 31, 2018 was approximately $3.6 million. The total fair value of common stock options vested during fiscal years 2018, 2017 and 2016 was $0.9 million, $0.3 million and $2.5 million, respectively, based on the market price at the vesting date.
Restricted Stock Units. The restricted stock program consists of a combination of performance-based RSUs and time-based RSUs. The number of performance-based RSUs issued under the program is dependent upon our achievement of a predefined return on invested capital ("ROIC") or on an earnings before interest, taxes, depreciation and amortization ("EBITDA") target for the period identified in the grant, which is generally between two and three years. In the event ROIC or EBITDA exceeds the respective predefined target, shares for up to a maximum of 150% of the target award may be granted. In the event the ROIC or EBITDA falls below the respective predefined target, a reduced number of shares may be granted. If the ROIC or EBITDA falls below the respective threshold performance level, no shares will be granted. The performance-based RSUs vest on predetermined schedules, which generally occur over three to four years. The time-based RSUs vest on a straight-line basis over their term, which is generally three to five years.
The following table summarizes the activity for RSUs:

	Time-Based RSUs		Performance-Based RSUs
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value	Total Number of Units
Balance, January 31, 2017	818,623	$16.60	120,395	$11.65	939,018
Granted	732,027	$15.42	501,012	$11.81	1,233,039
Vested and converted to common stock	(237,053)	$17.16	—	$—	(237,053)
Forfeited	(91,588)	$20.05	(6,233)	$36.90	(97,821)
Balance, January 31, 2018	1,222,009	$15.52	615,174	$11.78	1,837,183

The total fair value of restricted shares vested during fiscal years 2018, 2017 and 2016 was $5.1 million, $1.6 million and $4.5 million, respectively, based on the market price at the vesting date. The total fair value of restricted shares granted during fiscal years 2018, 2017 and 2016 was $17.2 million, $8.2 million and $11.4 million, respectively.
Employee Stock Purchase Plan. Our Employee Stock Purchase Plan is available to our employees, subject to minimum employment conditions and maximum compensation limitations. At the end of each calendar quarter, employee contributions are used to acquire shares of common stock at 85% of the lower of the fair market value of the common stock on the first or last day of the calendar quarter. During the years ended January 31, 2018, 2017 and 2016, we issued 57,937, 100,758 and 48,585 shares of common stock, respectively, to employees participating in the plan, leaving 806,644 shares remaining reserved for future issuance under the plan as of January 31, 2018.